Note 5 - Restatement and Reclassification of Prior Period Financial Statements (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Description of nature of accounting errors in prior periods [text block]
	Balance as of			Balance as of
	March 31, 2019			March 31, 2019
	as originally reported	Reclassifications	Restatement	as restated
Trade and other receivables	$672,615	$32,606	$-	$705,221
Other current assets	349,643	41,446	(4,300)	386,789
Current assets	1,022,258	74,052	(4,300)	1,092,010
Deferred income tax asset	1,092	-	3,146	4,238
Non-current assets	595,274	-	3,146	598,420
TOTAL ASSETS	$1,626,503	$74,052	$(1,154)	$1,699,401

Trade and other payables	$714,110	$74,052	$81,921	$870,083
Current portion of long-term debt	37,429	441,672	-	479,101
Current liabilities	893,254	515,724	81,921	1,490,899
Long-term debt	687,943	(441,672)	-	246,271
Non-current liabilities	817,064	(441,672)	-	375,392
TOTAL LIABILITIES	$1,715,518	$74,052	$81,921	$1,871,491

Accumulated deficit	$(1,390,701)	$-	$(83,075)	$(1,473,776)
TOTAL SHAREHOLDERS' DEFICIT	$(89,015)	$-	$(83,075)	$(172,090)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$1,626,503	$74,052	$(1,154)	$1,699,401
	Year ended		Year ended
	March 31, 2019,		March 31, 2019
	as originally reported 1	Restatement	(Restated)
Cost of goods sold	2,336,154	23,713	2,359,867
Gross Margin	702,284	(23,713)	678,571
Selling and marketing	207,438	4,300	211,738
Other income, net	1,541	771	2,312
Loss before income taxes	(99,198)	(27,242)	(126,440)
Provision for (recovery of) income taxes	14,978	(3,146)	11,832
Loss for the year	$(242,435)	$(24,096)	$(266,531)
Total comprehensive loss for the year, net of tax	$(237,413)	$(24,096)	$(261,509)

Loss per share from continuing operations
Basic	$(0.84)	$(0.16)	$(1.00)
Diluted	$(0.84)	$(0.16)	$(1.00)

Loss per share from discontinued operations
Basic	$(0.86)	$-	$(0.86)
Diluted	$(0.86)	$-	$(0.86)

Loss per share available to shareholders
Basic	$(1.70)	$(0.16)	$(1.86)
Diluted	$(1.70)	$(0.16)	$(1.86)
	Year ended		Year ended
	March 31, 2019		March 31, 2019
	as reported	Adjustment	(Restated)
Accumulated earnings (loss), beginning of year	$775,350	$(58,979)	$716,371
Loss for the year, attributable to shareholders	(242,243)	(24,096)	(266,339)
Accumulated earnings (loss), end of year	533,107	(83,075)	450,032
Total shareholders' deficit	$(89,015)	$(83,075)	$(172,090)
	Year ended		Year ended
	March 31, 2019		March 31, 2019
	as reported 1	Adjustment	(Restated)
Loss from continuing operations before income taxes	$(99,198)	$(27,242)	$(126,440)
Loss before income taxes	(231,201)	(27,242)	(258,443)
Net change in working capital balances	$(8,728)	$27,242	$18,514